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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07242

The Cutler Trust

(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC         525 Bigham Knoll         Jacksonville, Oregon 97530

(Name and address of agent for service)

Registrant's telephone number, including area code: (541) 770-9000

Date of fiscal year end:      June 30, 2013

Date of reporting period:    December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Cutler Trust

CUTLER EQUITY FUND

CUTLER FIXED INCOME FUND

SEMI-ANNUAL REPORT
December 31, 2012
(Unaudited)

THE CUTLER TRUST

THE CUTLER TRUST
LETTER TO SHAREHOLDERS

To the Cutler Trust Shareholders:

Please find enclosed the Semi-Annual Report for The Cutler Trust for the period ended December 31, 2012. This most recent period has been an exciting one for The Cutler Trust, as we welcomed shareholders from The Elite Funds. This transaction has been beneficial for both The Elite and Cutler Trusts’ shareholders, as it had a positive impact on the assets of the Cutler Equity Fund (CALEX), and also provided for an additional investment option through a bond strategy, the Cutler Income Fund (CALFX).

A final housekeeping item from this merger has recently been finalized. In order to reduce confusion, we have elected to rename the “Cutler Income Fund” the “Cutler Fixed Income Fund.” With Cutler’s investment philosophy focused on income for all of our investments, we believe identifying the Fund as the Fixed Income Fund will help clarify the bond mandate of this portfolio. In addition, the fiscal year of this Fund has been changed to a June 30th year-end, in order to mirror the Cutler Equity Fund’s fiscal year.

As we head into 2013, Cutler is managing both Funds according to our cautious economic outlook. We believe that economic growth has largely been created by central bank policy, specifically the 0% target of the Federal Funds Rate and the bond purchases of Quantitative Easing III. This has been positive for equities, and may continue to be for some time as inflation manifests itself in higher asset prices. For the fixed income holdings, we are working to reduce the lower quality credit positions in the portfolio, in order to lower the credit risk if spreads should widen. This is a strategy that should be favorable in the event of a future correction in corporate bond prices or economic weakness.

The past year was notable for strong performance from riskier sectors of the investment markets. In fixed income, this is most evident by looking at lower credit-quality instruments such as “junk bonds.” The Barclay’s U.S. High Yield Index returned 15.81% last year. In equities, this was true as well, with the Russell 2000 Index (which measures the performance of smaller capitalization securities) returning 16.35%. Cutler believes riskier assets are overvalued and we are biased toward more defensively positioned securities at this time.

Cutler invites all Fund shareholders to reach out to us to learn more about our investment approach. We believe that getting to know you is the best way to ensure that you are comfortable with our strategy and that you are best positioned for your investment objectives.

Please don’t hesitate to contact us, and we would be happy to set up a time for you to meet with one of our Portfolio Managers either in person or over the phone.

Thank you for your continued support.

Matt Patten President	Xavier Urpi Director of Fixed Income

CUTLER EQUITY FUND
PERFORMANCE INFORMATION
December 31, 2012 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Equity Fund and the S&P 500 Total Return Index

Average Annual Total Returns(a) (for periods ended December 31, 2012)
	1 Year	5 Years	10 Years
Cutler Equity Fund	9.44%	3.31%	7.23%
S&P 500 Total Return Index	16.00%	1.66%	7.10%
(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

CUTLER INCOME FUND
PERFORMANCE INFORMATION
December 31, 2012 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Income Fund, Barclays Intermediate U.S. Government/Credit Index and
Barclays Short-Term U.S. Government Index

Average Annual Total Returns(a) (for periods ended December 31, 2012)
	1 Year	5 Years	10 Years
Cutler Income Fund	2.66%	5.95%	4.62%
Barclays Intermediate U.S. Government/Credit Index	3.89%	5.18%	4.62%
Barclays Short-Term U.S. Government Index	0.51%	2.49%	2.83%
(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
December 31, 2012 (Unaudited)

Sector Allocation (% of Net Assets)

CUTLER INCOME FUND
PORTFOLIO INFORMATION
December 31, 2012 (Unaudited)

Sector Allocation (% of Net Assets)

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

COMMON STOCKS — 97.0%	Shares	Value
Consumer Discretionary — 13.7%
Hotels, Restaurants & Leisure — 2.8%
McDonald's Corporation	28,405	$2,505,605

Media — 3.4%
Walt Disney Company (The)	60,975	3,035,945

Multiline Retail — 3.4%
Nordstrom, Inc.	56,385	3,016,597

Specialty Retail — 4.1%
Home Depot, Inc. (The)	58,420	3,613,277

Consumer Staples — 12.0%
Beverages — 2.5%
PepsiCo, Inc.	32,745	2,240,740

Food & Staples Retailing — 2.2%
Sysco Corporation	60,595	1,918,438

Food Products — 1.9%
Archer-Daniels-Midland Company	62,135	1,701,878

Household Products — 5.4%
Kimberly-Clark Corporation	30,490	2,574,271
Procter & Gamble Company (The)	32,430	2,201,673
		4,775,944
Energy — 10.2%
Oil, Gas & Consumable Fuels — 10.2%
Chevron Corporation	29,820	3,224,735
ConocoPhillips	41,830	2,425,722
Exxon Mobil Corporation	29,355	2,540,675
Phillips 66	16,930	898,983
		9,090,115
Financials — 12.7%
Capital Markets — 2.4%
Charles Schwab Corporation (The)	145,095	2,083,564

Commercial Banks — 3.1%
M&T Bank Corporation	28,340	2,790,640

Consumer Finance — 3.8%
American Express Company	59,205	3,403,103

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.0% (Continued)	Shares	Value
Financials — 12.7% (Continued)
Insurance — 3.4%
Chubb Corporation (The)	39,670	$2,987,944

Health Care — 10.4%
Health Care Equipment & Supplies — 2.1%
Becton, Dickinson and Company	24,325	1,901,972

Pharmaceuticals — 8.3%
Bristol-Myers Squibb Company	67,240	2,191,352
Johnson & Johnson	37,170	2,605,617
Merck & Company, Inc.	62,790	2,570,623
		7,367,592
Industrials — 10.4%
Aerospace & Defense — 5.8%
Honeywell International, Inc.	36,540	2,319,194
United Technologies Corporation	34,010	2,789,160
		5,108,354
Electrical Equipment — 2.3%
Emerson Electric Company	38,735	2,051,406

Machinery — 2.3%
Caterpillar, Inc.	22,980	2,058,548

Information Technology — 12.0%
IT Services — 4.0%
International Business Machines Corporation	18,565	3,556,126

Semiconductors & Semiconductor Equipment — 5.5%
Intel Corporation	109,965	2,268,578
Texas Instruments, Inc.	83,900	2,595,866
		4,864,444
Software — 2.5%
Microsoft Corporation	82,425	2,203,220

Materials — 7.2%
Chemicals — 5.2%
E.I. du Pont de Nemours and Company	56,905	2,559,018
Monsanto Company	21,715	2,055,325
		4,614,343
Metals & Mining — 2.0%
Nucor Corporation	40,620	1,753,971

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.0% (Continued)	Shares	Value
Telecommunication Services — 5.6%
Diversified Telecommunication Services — 5.6%
AT&T, Inc.	68,940	$2,323,967
Verizon Communications, Inc.	60,960	2,637,739
		4,961,706
Utilities — 2.8%
Gas Utilities — 2.8%
National Fuel Gas Company	49,545	2,511,436

Total Common Stocks (Cost $72,455,749)		$86,116,908

MONEY MARKET FUNDS — 2.9%	Shares	Value
Invesco STIT - STIC Prime Portfolio - Institutional Class, 0.09% (a) (Cost $2,611,664)	2,611,664	$2,611,664

Total Investments at Value — 99.9% (Cost $75,067,413)		$88,728,572

Other Assets in Excess of Liabilities — 0.1%		94,983

Net Assets — 100.0%		$88,823,555

(a)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to financial statements.

CUTLER INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

U.S. TREASURY OBLIGATIONS — 16.8%	Maturity	Coupon	Par Value	Value
U.S. Treasury Notes	04/30/13	0.625%	$416,000	$416,731
U.S. Treasury Notes	09/30/16	1.000%	1,125,000	1,146,445
U.S. Treasury Bonds	08/15/23	6.250%	400,000	573,500
U.S. Treasury Bonds	02/15/26	6.000%	320,000	463,050
U.S. Treasury Bonds	11/15/28	5.250%	300,000	414,469
Total U.S. Treasury Obligations (Cost $2,826,039)				$3,014,195

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.6%	Maturity	Coupon	Par Value	Value
Federal Farm Credit Bank — 0.3%
Federal Farm Credit Bank	08/15/22	2.250%	$65,000	$64,846

Federal Home Loan Bank — 2.8%
Federal Home Loan Bank	12/13/19	1.460%	500,000	497,349

Federal Home Loan Mortgage Corporation — 3.4%
Federal Home Loan Mortgage Corporation	04/12/17	1.450%	50,000	49,946
Federal Home Loan Mortgage Corporation	11/30/17	1.250%	65,000	65,501
Federal Home Loan Mortgage Corporation	06/24/20	1.500%	500,000	497,045
				612,492
Federal National Mortgage Association — 5.1%
Federal National Mortgage Association	02/27/17	1.000%	350,000	353,791
Federal National Mortgage Association	04/25/19	1.200%	500,000	499,234
Federal National Mortgage Association	03/27/20	2.000%	60,000	60,842
				913,867
Private Export Funding Corporation — 3.5%
Private Export Funding Corporation	08/15/13	4.974%	200,000	205,933
Private Export Funding Corporation	12/15/21	4.300%	350,000	422,728
				628,661
Tennessee Valley Authority — 2.5%
Tennessee Valley Authority	08/01/13	4.750%	250,000	256,597
Tennessee Valley Authority	07/15/45	6.235%	150,000	189,474
				446,071

CUTLER INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.6% (Continued)	Maturity	Coupon	Par Value	Value
U.S. Department of Housing and Urban Development — 1.0%
U.S. Department of Housing and Urban Development	08/01/25	4.130%	$150,000	$174,914

Total U.S. Government Agency Obligations (Cost $3,291,451)				$3,338,200

OTHER GOVERNMENT OBLIGATIONS — 4.9%	Maturity	Coupon	Par Value	Value
Province of Manitoba	04/28/14	1.375%	$200,000	$202,712
Province of Manitoba	04/03/17	1.300%	350,000	357,630
Province of Nova Scotia	07/21/15	2.375%	300,000	313,830
Total Other Government Obligations (Cost $866,453)				$874,172

MORTGAGE-BACKED SECURITIES — 4.4%	Maturity	Coupon	Par Value	Value
Federal Home Loan Mortgage Corporation — 1.4%
FHLMC, Series 2962-YE	09/01/18	4.500%	$109,678	$111,098
FHLMC, Pool #J13584	11/01/25	3.500%	92,542	98,791
FHLMC, Series 1963-Z	01/01/27	7.500%	42,407	49,643
				259,532
Federal National Mortgage Association — 2.9%
FNMA, Series 2003-3-HJ	02/01/18	5.000%	45,143	48,202
FNMA, Pool #899237	03/01/22	5.000%	38,016	41,207
FNMA, Series 2002-93-A1	03/01/32	6.500%	69,157	76,892
FNMA, Series 2006-65-TD	10/01/32	5.500%	68,441	68,777
Multifamily REMIC Trust, Series 2006-M1-D	06/01/19	5.385%	250,000	279,004
				514,082
Government National Mortgage Association — 0.1%
GNMA, Pool #577742	09/01/17	5.500%	12,804	13,836

Total Mortgage-Backed Securities (Cost $761,004)				$787,450

CUTLER INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES — 7.4%	Maturity	Coupon	Par Value	Value
Ford Credit Auto Owner Trust, Series 2009-E-A4	11/15/14	2.420%	$289,115	$291,700
Ford Credit Auto Owner Trust, Series 2012-A-A3	04/15/15	0.840%	213,000	214,111
FPL Recovery Funding, Series 2007-A-A2	08/01/15	5.044%	70,774	71,773
FPL Recovery Funding, Series 2007-A-A3	08/01/17	5.127%	220,000	236,552
Massachusetts RRB Special Purpose Trust, Series 2005-1-A4	03/15/15	4.400%	37,553	37,862
Mercedes-Benz Auto Receivables Trust, Series 2009-1-A3	01/15/14	1.670%	18,530	18,548
Mercedes-Benz Auto Receivables Trust, Series 2011-1-A3	03/15/14	0.850%	249,261	249,847
RSB Bond Company, LLC, Series 2007-A-A2	04/01/16	5.720%	193,108	208,792
Total Asset-Backed Securities (Cost $1,338,381)				$1,329,185

CORPORATE BONDS — 42.8%	Maturity	Coupon		Par Value	Value
Consumer Discretionary — 6.6%
DIRECTV Holdings, LLC	03/01/16	3.500%		$500,000	$529,703
Fortune Brands, Inc.	01/15/16	5.375%		321,000	358,600
Starbucks Corporation	08/15/17	6.250%		250,000	300,715
					1,189,018
Energy — 7.8%
Anadarko Petroleum Corporation	09/15/16	5.950%		400,000	460,452
Boardwalk Pipelines, LLC	06/01/18	5.200%		300,000	332,478
Buckeye Partners, L.P.	02/01/21	4.875%		200,000	207,136
Energy Transfer Partners, L.P.	07/01/13	6.000%		250,000	255,926
Energy Transfer Partners, L.P.	02/01/22	5.200%		125,000	142,589
					1,398,581
Financials — 14.0%
Bank of America Corporation	07/12/16	3.750%		250,000	267,232
Biomed Realty, L.P.	04/15/16	3.850%		200,000	210,939
Citigroup, Inc.	10/15/14	5.500%		205,000	219,932
Digital Realty Trust, L.P.	03/15/21	5.250%		100,000	110,678
Ford Motor Credit Company, LLC	05/15/15	2.750%		200,000	204,114
People's United Financial, Inc.	12/06/22	3.650%		500,000	502,601
Senior Housing Properties Trust	01/15/16	4.300%		250,000	259,192
Wachovia Corporation	08/01/13	5.700%		250,000	257,793
Wells Fargo & Company	10/28/15	0.513	%(a)	300,000	297,326

CUTLER INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 42.8% (Continued)	Maturity	Coupon	Par Value	Value
Financials — 14.0% (Continued)
Zions Bancorp	09/23/14	7.750%	$164,000	$179,114
				2,508,921
Industrials — 0.9%
Domtar Corporation	06/01/17	10.750%	120,000	155,462

Information Technology — 1.3%
Oracle Corporation	04/15/18	5.750%	200,000	243,401

Telecommunication Services — 4.5%
Iron Mountain, Inc.	08/15/21	8.375%	150,000	166,500
Qwest Corporation	10/01/14	7.500%	175,000	191,536
Rogers Communications, Inc.	03/01/14	6.375%	120,000	127,844
Scripps Networks Interactive, Inc.	12/15/16	2.700%	300,000	314,156
				800,036
Utilities — 7.7%
AEP Texas Central Transmission Funding, LLC	07/01/13	4.980%	66,315	66,476
CenterPoint Energy Houston Electric, LLC	07/01/23	5.600%	359,000	439,022
NV Energy, Inc.	11/15/20	6.250%	150,000	176,385
Sempra Energy	06/01/16	6.500%	125,000	146,544
Union Electric Company	06/15/17	6.400%	150,000	183,219
Valmont Industries, Inc.	04/20/20	6.625%	150,000	176,606
Verizon Communications, Inc.	11/01/16	2.000%	185,000	191,463
				1,379,715

Total Corporate Bonds (Cost $7,330,434)				$7,675,134

PREFERRED STOCKS — 1.3%	Shares	Value
Citigroup Capital XIII (Cost $208,800)	8,000	$223,200

CUTLER INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 3.0%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09% (b) (Cost $544,070)	544,070	$544,070

Total Investments at Value — 99.2% (Cost $17,166,632)		$17,785,606

Other Assets in Excess of Liabilities — 0.8%		143,674

Net Assets — 100.0%		$17,929,280

(a)	Variable rate security. The rate shown is the effective interest rate as of December 31, 2012.

(b)	The rate shown is the 7-day effective yield as of December 31, 2012.

See accompanying notes to financial statements.

THE CUTLER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

	Cutler Equity Fund	Cutler Income Fund
ASSETS
Investments in securities:
At acquisition cost	$75,067,413	$17,166,632
At value (Note 2)	$88,728,572	$17,785,606
Dividends and interest receivable	98,545	160,098
Receivable for capital shares sold	121,706	160
Other assets	22,408	8,038
Total assets	88,971,231	17,953,902

LIABILITIES
Dividends payable	3,827	2,604
Payable for capital shares redeemed	51,652	1,949
Payable to Adviser (Note 3)	56,524	7,581
Payable to administrator (Note 3)	11,400	6,000
Other accrued expenses	24,273	6,488
Total liabilities	147,676	24,622

NET ASSETS	$88,823,555	$17,929,280

NET ASSETS CONSIST OF:
Paid-in capital	$82,801,748	$17,538,835
Accumulated undistributed (distributions in excess of) net investment income	4,933	(279,013)
Accumulated net realized gains (losses) from security transactions	(7,644,285)	50,484
Net unrealized appreciation on investments	13,661,159	618,974
NET ASSETS	$88,823,555	$17,929,280

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,809,167	1,738,258

Net asset value, offering price and redemption price per share (Note 2)	$13.04	$10.31

See accompanying notes to financial statements.

THE CUTLER TRUST
STATEMENTS OF OPERATIONS

	Cutler Equity Fund	Cutler Income Fund
	Six Months Ended December 31, 2012 (Unaudited)	Three Months Ended December 31, 2012(a) (Unaudited)	Year Ended September 30, 2012
INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $0, $38 and $1,305, respectively)	$1,011,440	$7,026	$110,721
Interest	—	125,043	624,919
Securities lending (Note 2)	—	—	4,737
Total investment income	1,011,440	132,069	740,377

EXPENSES
Investment advisory fees (Note 3)	268,514	23,556	145,526
Administration fees (Note 3)	54,077	18,000	—
Transfer agent fees	—	—	49,535
Professional fees	20,449	7,897	20,654
Fund accounting fees	—	—	42,302
Custody and bank service fees	14,156	1,802	14,615
Trustees’ fees and expenses	12,727	1,648	10,080
Shareholder servicing fees (Note 3)	20,304	531	—
Compliance service fees	—	—	18,898
Registration and filing fees	13,021	4,264	1,134
Insurance expense	9,432	221	6,825
Printing of shareholder reports	3,869	2,751	2,629
Other expenses	8,833	902	4,749
Total expenses	425,382	61,572	316,947

NET INVESTMENT INCOME	586,058	70,497	423,430

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	3,360,788	224,544	48,861
Net change in unrealized appreciation/ depreciation on investments	(2,649,734)	(284,083)	564,710
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	711,054	(59,539)	613,571

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,297,112	$10,958	$1,037,001

(a)	Fund changed fiscal year end to June 30.

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
FROM OPERATIONS
Net investment income	$586,058	$720,242
Net realized gains from investment transactions	3,360,788	1,887,458
Net change in unrealized appreciation/ depreciation on investments	(2,649,734)	283,247
Net increase in net assets from operations	1,297,112	2,890,947

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(585,865)	(720,038)

CAPITAL SHARE TRANSACTIONS
Net assets received in conjunction with fund merger (Note 1)	39,854,719	—
Proceeds from shares sold	5,970,194	5,049,061
Net asset value of shares issued in reinvestment of distributions to shareholders	579,945	717,866
Payments for shares redeemed	(7,708,306)	(3,907,611)
Net increase from capital share transactions	38,696,552	1,859,316

TOTAL INCREASE IN NET ASSETS	39,407,799	4,030,225

NET ASSETS
Beginning of period	49,415,756	45,385,531
End of period	$88,823,555	$49,415,756

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$4,933	$1,970

CAPITAL SHARE ACTIVITY
Shares issued in conjunction with fund merger (Note 1)	3,000,712	—
Shares sold	461,370	424,545
Shares reinvested	44,297	59,331
Shares redeemed	(586,905)	(321,734)
Net increase in shares outstanding	2,919,474	162,142
Shares outstanding at beginning of period	3,889,693	3,727,551
Shares outstanding at end of period	6,809,167	3,889,693

See accompanying notes to financial statements.

CUTLER INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Three Months Ended December 31, 2012 (Unaudited)(a)	Year Ended September 30, 2012	Year Ended September 30, 2011
FROM OPERATIONS
Net investment income	$70,497	$423,430	$546,592
Net realized gains from investment transactions	224,544	48,861	605,901
Net change in unrealized appreciation/ depreciation on investments	(284,083)	564,710	(727,573)
Net increase in net assets from operations	10,958	1,037,001	424,920

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(161,959)	(759,169)	(920,496)
From net realized gains	—	—	(500,999)
Decrease in net assets from distributions to shareholders	(161,959)	(759,169)	(1,421,495)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	885,672	1,315,387	4,077,055
Net asset value of shares issued in reinvestment of distributions to shareholders	159,356	748,299	1,402,466
Payments for shares redeemed	(2,657,689)	(3,890,718)	(4,560,424)
Net increase (decrease) from capital share transactions	(1,612,661)	(1,827,032)	919,097

TOTAL DECREASE IN NET ASSETS	(1,763,662)	(1,549,200)	(77,478)

NET ASSETS
Beginning of period	19,692,942	21,242,142	21,319,620
End of period	$17,929,280	$19,692,942	$21,242,142

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(279,013)	$(187,551)	$(60,990)

CAPITAL SHARE ACTIVITY
Shares sold	84,930	125,933	383,651
Shares reinvested	15,457	72,122	135,025
Shares redeemed	(254,957)	(372,758)	(427,488)
Net increase (decrease) in shares outstanding	(154,570)	(174,703)	91,188
Shares outstanding at beginning of period	1,892,828	2,067,531	1,976,343
Shares outstanding at end of period	1,738,258	1,892,828	2,067,531

(a)	Fund changed fiscal year end to June 30.

See accompanying notes to financial statements.

CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended Dec. 31, 2012		Years Ended June 30,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$12.70		$12.18	$9.18	$8.00	$10.80	$12.34

Income (loss) from investment operations:
Net investment income	0.09		0.19	0.18	0.17	0.21	0.18
Net realized and unrealized gains (losses) on investments	0.34		0.52	3.00	1.18	(2.80)	(1.54)
Total from investment operations	0.43		0.71	3.18	1.35	(2.59)	(1.36)

Less distributions from:
Net investment income	(0.09)		(0.19)	(0.18)	(0.17)	(0.21)	(0.18)

Net asset value at end of period	$13.04		$12.70	$12.18	$9.18	$8.00	$10.80

Total return (a)	3.35%	(b)	5.90%	34.73%	16.82%	(24.06% )	(11.13% )

Net assets at end of period (000’s)	$88,824		$49,416	$45,386	$31,115	$27,590	$34,549

Ratios/supplementary data:

Ratio of net expenses to average net assets (c)	1.18%	(d)	1.27%	1.33%	1.40%	1.40%	1.31%

Ratio of net investment income to average net assets	1.63%	(d)	1.57%	1.59%	1.76%	2.45%	1.48%

Portfolio turnover rate	38%	(b)	9%	15%	13%	21%	13%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)
Absent voluntary fee waivers by the Fund’s investment adviser, the ratio of total expenses to average net assets would have been 1.42% and 1.50% for the years ended June 30, 2010 and 2009, respectively.

(d)	Annualized.

See accompanying notes to financial statements.

CUTLER INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Three Months Ended Dec. 31, 2012(a)		Years Ended September 30,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.40		$10.27	$10.79	$10.33	$9.20	$9.73

Income (loss) from investment operations:
Net investment income	0.03		0.21	0.28	0.33	0.39	0.42
Net realized and unrealized gains (losses) on investments	(0.03)		0.31	(0.09)	0.55	1.09	(0.50)
Total from investment operations	0.00	(b)	0.52	0.19	0.88	1.48	(0.08)

Less distributions from:
Net investment income	(0.09)		(0.39)	(0.46)	(0.38)	(0.35)	(0.45)
Net realized gains	—		—	(0.25)	(0.04)	—	—
Total distributions	(0.09)		(0.39)	(0.71)	(0.42)	(0.35)	(0.45)

Net asset value at end of period	$10.31		$10.40	$10.27	$10.79	$10.33	$9.20

Total return (c)	0.04%	(d)	5.07%	1.87%	8.74%	16.53%	(0.90% )

Net assets at end of period (000’s)	$17,929		$19,693	$21,242	$21,320	$17,199	$15,211

Ratios/supplementary data:

Ratio of net expenses to average net assets (e)	1.31%	(f)	1.52%	1.28%	1.33%	1.48%	1.05%

Ratio of net investment income to average net assets	1.50%	(f)	2.03%	2.51%	3.20%	4.11%	4.30%

Portfolio turnover rate	16%	(d)	53%	83%	75%	100%	106%

(a)	Fund changed fiscal year end to June 30.

(b)	Amount rounds to less than a penny per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)
Absent voluntary fee waivers by the Fund’s investment adviser, the ratio of total expenses to average net assets would have been 1.56% and 1.24% for the years ended September 30, 2009 and 2008, respectively.

(f)	Annualized.

See accompanying notes to financial statements.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2012 (Unaudited)

1.	Organization

Cutler Equity Fund and Cutler Income Fund (the “Funds”) are each a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

The Cutler Equity Fund commenced operations on October 2, 1992. On September 28, 2012, Cutler Equity Fund consummated a tax-free merger with The Elite Growth & Income Fund, previously a series of The Elite Group of Mutual Funds. Pursuant to the terms of the agreement governing the merger, each share of The Elite Growth & Income Fund was converted into an equivalent dollar amount of shares of Cutler Equity Fund, based on the net asset value of Cutler Equity Fund and The Elite Growth & Income Fund as of September 27, 2012 ($13.28 and $15.66, respectively), resulting in a conversion ratio of 1.17897958 shares of Cutler Equity Fund for each share of The Elite Growth & Income Fund. Cutler Equity Fund issued 3,000,712 shares to shareholders of The Elite Growth & Income Fund. Net assets of Cutler Equity Fund and The Elite Growth & Income Fund as of the merger date were $53,639,332 and $39,854,719, including unrealized appreciation on investments of $14,347,666 and $4,099,684, respectively. In addition, The Elite Growth & Income Fund’s net assets included undistributed net investment income of $2,770 and accumulated realized losses of $6,906,206. Total net assets immediately after the merger were $93,494,051.

The Elite Income Fund (the “Predecessor Fund”), a series of The Elite Group of Mutual Funds, was reorganized into Cutler Income Fund (the “Reorganization”) effective September 28, 2012, pursuant to an Agreement and Plan of Reorganization dated August 27, 2012. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on September 27, 2012. The Predecessor Fund transferred all its assets to Cutler Income Fund in exchange for shares of Cutler Income Fund and the assumption by Cutler Income Fund of all the known liabilities of the Predecessor Fund. Cutler Income Fund did not have any significant assets or liabilities immediately prior to the consummation of the Reorganization.

Cutler Equity Fund seeks current income and long-term capital appreciation.

Cutler Income Fund seeks to achieve high income over the long-term.

2.	Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities Valuation — Portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Funds’ investment adviser believes another valuation is more appropriate. Investments in shares of other open-end investment companies are valued at NAV per share.

The Funds value securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their net asset values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs

•      Level 3 – significant unobservable inputs

For example, fixed income securities held by Cutler Income Fund are classified as Level 2 since the values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2012 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$86,116,908	$—	$—	$86,116,908
Money Market Funds	2,611,664	—	—	2,611,664
Total	$88,728,572	$—	$—	$88,728,572

Cutler Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,014,195	$—	$3,014,195
U.S. Government Agency Obligations	—	3,338,200	—	3,338,200
Other Government Obligations	—	874,172	—	874,172
Mortgage-Backed Securities	—	787,450	—	787,450
Asset-Backed Securities	—	1,329,185	—	1,329,185
Corporate Bonds	—	7,675,134	—	7,675,134
Preferred Stocks	223,200	—	—	223,200
Money Market Funds	544,070	—	—	544,070
Total	$767,270	$17,018,336	$—	$17,785,606

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and sector or industry type. As of December 31, 2012, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2012. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation — The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its net asset value per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Security Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the interest method. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by Cutler Equity Fund during the periods ended December 31, 2012 and June 30, 2012 was ordinary income. The tax character of distributions paid by Cutler Income Fund during the periods ended December 31, 2012, September 30, 2012 and September 30, 2011 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
12/31/2012	$161,959	$—	$161,959
9/30/2012	$759,169	$—	$759,169
9/30/2011	$1,164,984	$256,511	$1,421,495

Securities Lending — Cutler Income Fund may lend portfolio securities to banks and member firms of the New York Stock Exchange that meet capital and other credit requirements or other criteria established by the Board of Trustees. These loans may not exceed 33 1/3% of the total assets of the Fund (including loan collateral). The Fund will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission (the “SEC”). Loans of portfolio securities will be fully collateralized by cash, Government securities or letters of credit. Loans of portfolio securities must be secured by collateral at least equal to the market value of the securities loaned. If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines, the borrower is entitled to a return of the excess collateral. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. Prior to September 28, 2012, cash collateral received in connection with securities lending was invested in an institutional money market vehicle sponsored by BNY Mellon, the Predecessor Fund’s securities lending agent. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2012, the Fund had no securities on loan.

Federal income tax — It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2012:

	Cutler Equity Fund	Cutler Income Fund
Tax cost of portfolio investments	$75,087,112	$17,347,082
Gross unrealized appreciation	$15,105,969	$555,061
Gross unrealized depreciation	(1,464,509)	(116,537)
Net unrealized appreciation on investments	13,641,460	438,524
Accumulated ordinary income	8,760	3,141
Capital loss carryforwards	(10,985,374)	(173,967)
Other gains	3,360,788	125,351
Other temporary differences	(3,827)	(2,604)
Accumulated earnings	$6,021,807	$390,445

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to amortization of bond premiums and discounts and losses deferred due to wash sales.

As of June 30, 2012, Cutler Equity Fund had short-term capital loss carryforwards of $4,079,168, of which $340,161 expires on June 30, 2014 and $3,739,007 expires on June 30, 2018. Additionally, Cutler Equity Fund assumed short-term capital loss carryforwards of $6,906,206 from The Elite Growth & Income Fund of which $4,635,458 expires on September 30, 2018 and $2,270,748 expires on September 28, 2019. As of September 30, 2012, Cutler Income Fund had a short-term capital loss carryforward of $173,967, which does not expire. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after June 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of Cutler Equity Fund’s pre-enactment capital loss carryovers may expire without being utilized.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2009 through September 30, 2012) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.	Transactions with Affiliates

Investment Adviser — Cutler Investment Counsel, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement, Cutler Equity Fund and Cutler Income Fund pay the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% and 0.50%, respectively, of average daily net assets.

Prior to September 28, 2012, McCormick Capital Management, Inc. (the “Prior Adviser”) served as the investment adviser to the Predecessor Fund. The Prior Adviser received compensation for investment advisory services at an annual rate of 0.70% of average daily net assets of the Fund up to $250 million, 0.625% of such assets from $250 million to $500 million and 0.500% of such assets over $500 million.

Effective November 1, 2012, the Adviser has entered into an Expense Limitation Agreement under which it has agreed to reduce its investment advisory fees from Cutler Equity Fund and to pay such Fund’s expenses until at least November 1, 2013 to the extent necessary to limit annual ordinary operating expenses to 1.15% of average daily net assets. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are Cutler Equity Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the annual expense limit of 1.15%, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. No advisory fee reductions were required during the six months ended December 31, 2012.

Certain officers of the Trust are also officers of the Adviser.

Administration and Other Services — Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Funds. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of 0.15% of its average daily net assets up to $500 million; 0.125% of the next $500 million of such assets; and 0.10% of such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund’s shares and an affiliate of Ultimus.

Shareholder Service Plan — Each Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of its average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services. During the periods ended December 31, 2012, Cutler Equity Fund and Cutler Income Fund paid $20,304 and $531, respectively, for such services.

4.	Securities Transactions

During the periods ended December 31, 2012, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government securities, totaled $30,935,466 and $26,760,403, respectively, for Cutler Equity Fund and $509,015 and $4,299,234, respectively, for Cutler Income Fund.

5.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as reflected in the following paragraph.

Effective February 1, 2013, Cutler Income Fund changed its name to Cutler Fixed Income Fund.

THE CUTLER TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2012 through December 31, 2012).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CUTLER TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

Cutler Equity Fund	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,033.50	$ 6.03
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.20	$ 5.99

*
Expenses are equal to the Cutler Equity Fund’s annualized expense ratio of 1.18% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Cutler Income Fund	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,011.90	$ 8.60
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,016.59	$ 8.62

*
Expenses are equal to the Cutler Income Fund’s annualized expense ratio of 1.70% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE CUTLER TRUST
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete listing of the Funds’ portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Rev. August 2010

PRIVACY NOTICE
FACTS	WHAT DOES THE CUTLER TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Cutler Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Cutler Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-288-5374

Who we are
Who is providing this notice?	The Cutler Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does The Cutler Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Cutler Trust collect my personal information?
We collect your personal information, for example, when you

▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ Cutler Investment Counsel, LLC, the investment adviser to The Cutler Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Cutler Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Cutler Trust does not jointly market.

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CUTLER INVESTMENT COUNSEL, LLC

INVESTMENT ADVISER TO THE TRUST

525 Bigham Knoll
Jacksonville, OR 97530
(800)228-8537 • (541)770-9000
Fax:(541)779-0006
info@cutler.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 5, 2013

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date	March 5, 2013

* Print the name and title of each signing officer under his or her signature.